REVISION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Details)	12 Months Ended
Mar. 31, 2021
Common Stock [Member]
REVISION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Details) [Line Items]
Outstanding shares percentage	50.00%